Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [line items]
Audit fees	kr 182	kr 199	kr 172
Audit-related fees	6	7	6
Tax fees	52	53	25
All other fees	11	37	37
Total	251	296	240
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	181	178	164
Audit-related fees	3	4	6
Tax fees	6	3	12
All other fees	3	2	0
Total	193	187	182
Others [member]
Auditors Remuneration [line items]
Audit fees	1	21	8
Audit-related fees	3	3	0
Tax fees	46	50	13
All other fees	8	35	37
Total	kr 58	kr 109	kr 58